Investment Valuation (Narrative) (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Fair value of the Trust's interests in the Investing Pool	$ 1,313,291,939	$ 1,799,879,995